SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of segment | segment			1
Credit Risk
Summary Of Significant Accounting Policies [Line Items]
Impairment on trade receivables | $	$ 79,000	$ 0	$ 79,000	$ 0
Credit Risk | Customer One
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenues	9.00%	19.00%	12.00%	19.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life			16 years